Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic and Diluted [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									533,413	554,029	323,011
Net income (loss)	$ 1,391	$ 1,200	$ 914	$ 906	$ 1,024	$ (1,742)	$ (60)	$ (77)	$ 4,411	$ (855)	$ 1,118
Weighted average common shares outstanding:
Basic									12,313,549	10,434,191	9,730,797
Effect of dilutive stock options									33,580	0	24,895
Diluted									12,347,129	10,434,191	9,755,692
Earnings (loss) per share:
Basic	$ 0.11	$ 0.10	$ 0.07	$ 0.07	$ 0.08	$ (0.17)	$ (0.01)	$ (0.01)	$ 0.36	$ (0.08)	$ 0.11
Diluted	$ 0.11	$ 0.10	$ 0.07	$ 0.07	$ 0.08	$ (0.17)	$ (0.01)	$ (0.01)	$ 0.36	$ (0.08)	$ 0.11